Condensed Consolidated Interim Statements of Financial Position - USD ($)	Jun. 30, 2021	Dec. 31, 2020
Current assets
Cash	$ 26,814,000	$ 11,713,000
Amounts receivable	527,000	529,000
Taxes recoverable	3,368,000	5,044,000
Prepaid expenses and other assets	956,000	757,000
Inventory	2,064,000	1,659,000
Total current assets	33,729,000	19,702,000
Exploration and evaluation assets	10,661,000	10,052,000
Plant, equipment and mining properties	34,120,000	34,846,000
Long-term investments	4,510,000	4,176,000
Other assets	4,000	4,000
Total assets	83,024,000	68,780,000
Current liabilities
Accounts payable and accrued liabilities	2,224,000	2,068,000
Amounts due to related parties	179,000	154,000
Taxes payable	0	7,000
Current portion of term facility	835,000	2,513,000
Current portion of equipment loans	0	72,000
Current portion of finance lease obligations	75,000	208,000
Total current liabilities	3,313,000	5,022,000
Finance lease obligations	249,000	278,000
Warrant liability	1,307,000	2,295,000
Reclamation provision	838,000	808,000
Deferred income tax liabilities	304,000	1,369,000
Total liabilities	6,011,000	9,772,000
EQUITY
Share capital	128,686,000	108,303,000
Equity reserves	10,938,000	9,951,000
Treasury shares (14,180 shares, at cost)	(97,000)	(97,000)
Accumulated other comprehensive loss	(3,703,000)	(4,810,000)
Accumulated deficit	(58,811,000)	(54,339,000)
Total equity	77,013,000	59,008,000
Total liabilities and equity	$ 83,024,000	$ 68,780,000